                       SUPPLEMENT DATED JANUARY 11, 1999
                               TO THE PROSPECTUS

                               ----------------

                            NUVEEN INVESTMENT TRUST
                      Nuveen Growth and Income Stock Fund
                      Nuveen Balanced Stock and Bond Fund
                   Nuveen Balanced Municipal and Stock Fund
                          Nuveen European Value Fund

                               ----------------

  As of January 11, 1999, Nuveen is making the following changes relating to the purchase of Class A shares of the funds:

    1. The funds have adopted a uniform Class A sales charge schedule, as follows:

                                                             AUTHORIZED DEALER
                             SALES CHARGE AS SALES CHARGE AS COMMISSION AS % OF
                               % OF PUBLIC   % OF NET AMOUNT  PUBLIC OFFERING
       AMOUNT OF PURCHASE    OFFERING PRICE     INVESTED           PRICE
       ------------------    --------------- --------------- ------------------
   Less than $50,000........      5.75%           6.10%            5.00%
   $50,000 but less than
    $100,000................      4.50%           4.71%            4.00%
   $100,000 but less than
    $250,000................      3.75%           3.90%            3.25%
   $250,000 but less than
    $500,000................      2.75%           2.83%            2.50%
   $500,000 but less than
    $1,000,000..............      2.00%           2.04%            1.75%
   $1,000,000 and over......          *               *            1.00%*

--------
* You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% of either your purchase price or redemption proceeds, whichever is lower.

    2. The ability to purchase Class A shares at net asset value without a sales charge using redemption proceeds from funds unaffiliated with Nuveen has been eliminated. The other methods of eliminating the Class A sales charge described under "How to Reduce Your Sales Charge" in each fund's prospectus will continue to be available.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

                   SUPPLEMENT DATED JANUARY 11, 1999 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                               ----------------

                            NUVEEN INVESTMENT TRUST
                      Nuveen Growth and Income Stock Fund
                      Nuveen Balanced Stock and Bond Fund
                   Nuveen Balanced Municipal and Stock Fund
                          Nuveen European Value Fund

                               ----------------

  As of January 11, 1999, Nuveen is making the following changes relating to the purchase of shares of the respective funds:

    1. The funds have adopted a uniform Class A sales charge schedule, the maximum up-front sales charge for purchases of Class A shares of the funds will be 5.75% of the public offering price.

    2. The initial minimum investment for a systematic investment plan has been lowered from $3,000 to $50 per share class per fund.

    3. For purposes of purchasing shares through a group purchase program, the initial minimum investment for each participant will be lowered from $3,000 to $50 per share class per fund, provided that the group initially invests at least $3,000 in the fund.

    4. The ability to purchase load-waived Class A shares using redemption proceeds from funds unaffiliated with Nuveen has been eliminated.

    5. Investors will be able to buy Class A shares at net asset value without a sales charge by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios (formerly Nuveen Unit Trusts). You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

                      PLEASE RETAIN FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 11, 1999
                   TO THE PROSPECTUS DATED DECEMBER 3, 1998

                               ----------------

                          NUVEEN INVESTMENT TRUST III
                              Nuveen Income Fund

                               ----------------

  Nuveen is modifying the ways you can eliminate paying a sales charge when purchasing Class A shares of the fund. As of January 11, 1999, you will no longer be able to purchase Class A shares at net asset value without a sales charge using redemption proceeds from funds unaffiliated with Nuveen. The other methods of eliminating the Class A sales charge described under "How to Reduce Your Sales Charge" in the fund's prospectus will continue to be available.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

                   SUPPLEMENT DATED JANUARY 11, 1999 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 3, 1998

                               ----------------

                          NUVEEN INVESTMENT TRUST III
                              Nuveen Income Fund

                               ----------------

  As of January 11, 1999, Nuveen is making the following changes relating to the purchase of shares of the fund.

  1. The initial minimum investment for a systematic investment plan has been lowered from $3,000 to $50 per share class per fund.

  2. For purposes of purchasing shares through a group purchase program, the initial minimum investment for each participant will be lowered from $3,000 to $50 per share class per fund, provided that the group initially invests at least $3,000 in the fund.

  3. The ability to purchase load-waived Class A shares using redemption proceeds from funds unaffiliated with Nuveen has been eliminated.

  4. Investors will be able to buy Class A shares at net asset value without a sales charge by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios (formerly Nuveen Unit Trusts). You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

                      PLEASE RETAIN FOR FUTURE REFERENCE